Convertible Instruments and Accrued Interest - Outstanding Balance (Details) - USD ($) $ in Thousands	Aug. 31, 2025	May 31, 2025	May 31, 2024
Debt Instrument
Convertible notes payable outstanding principal	$ 27,200	$ 27,200	$ 30,200
Less: Unamortized debt discount and issuance costs			(407)
Convertible notes payable, net		27,200	29,793
Accrued interest on convertible notes	16,577	18,151	15,227
Outstanding convertible notes payable, net and accrued interest	43,777	45,351	45,020
Long-term Convertible Note - April 2, 2021 Note
Debt Instrument
Convertible notes payable outstanding principal	2,831	2,831	2,831
Less: Unamortized debt discount and issuance costs			(45)
Convertible notes payable, net		2,831	2,786
Accrued interest on convertible notes	5,504	5,378	4,634
Outstanding convertible notes payable, net and accrued interest	8,335	8,209	7,420
Long-term Convertible Note - April 23, 2021 Note
Debt Instrument
Convertible notes payable outstanding principal	24,369	24,369	27,369
Less: Unamortized debt discount and issuance costs			(362)
Convertible notes payable, net		24,369	27,007
Accrued interest on convertible notes	11,073	12,773	10,593
Outstanding convertible notes payable, net and accrued interest	$ 35,442	$ 37,142	$ 37,600